SUBSEQUENT EVENTS (Details Narrative) - $ / shares				3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 25, 2024	Sep. 09, 2024	Nov. 21, 2023	Nov. 30, 2023 [1]	May 31, 2025	Aug. 31, 2024		Aug. 31, 2023		Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Subsequent Event [Line Items]
Common stock, par value					$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001
Reverse stock split description		1:4 Reverse Stock Split			1:4 Reverse Stock Split, each 4 pre-split
Common stock, shares issued		25,685,591			27,180,631	25,685,591		25,577,734			101,779,323
Issuance of shares			373,822
Consulting Services [Member]
Subsequent Event [Line Items]
Issuance of shares	815,419
Percentage of consideration for services	3.00%
IPO [Member]
Subsequent Event [Line Items]
Issuance of shares	679,516
Percentage of consideration for services	2.50%
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued						102,742,362
Issuance of shares				93,455		93,455	[2]	114,385	[2]
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split description		1:4 Reverse Stock Split
Common stock, shares issued		25,685,591
Subsequent Event [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Issuance of shares	815,419
Percentage of consideration for services	3.00%
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Issuance of shares	679,516
Percentage of consideration for services	2.50%

[1]	Retroactively restated to reflect 1-for-4 share consolidation effective on September 11, 2024
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.